UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2024

Philotimo Focused Growth and Income Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Philotimo Focused Growth and Income Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 Philotimo Focused Growth and Income Fund ticker: PHLOX

This semi-annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$76	1.52%¹
¹	Annualized

Sector Breakdown

FINANCIALS 33.89%
CONSUMER DISCRETIONARY 31.63%
REAL ESTATE 11.74%
INFORMATION TECNOLOGY 9.60%
DIVERSIFIED 8.00%
GOVERNMENT 2.86%
MONEY MARKET FUND 2.25%
HEALTH CARE 1.05%

Top Ten Holdings
Compass, Inc.	10.14%
The RealReal, Inc	8.23%
EZCorp, Inc. Class A	6.24%
Barnes & Noble Education, Inc.	6.15%
Caesars Entertainment, Inc.	5.54%
Duff & Phelps Utility and Infrastructure Fund, Inc.	3.55%
Nationwide Financial Services 5/15/2037	3.37%
Immersion Corporation	3.21%
eGain Corp.	3.16%
Inspired Entertainment, Inc.	3.13%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit theworldfundstrust.com/funds/Philotimo/Philotimo.php.

Key Fund Statistics

(as of September 30, 2024)

Net Assets (Thousands)	$90,402
Number of Holdings	50
Total Advisory Fee Paid	$443,392
Portfolio Turnover Rate	61.68%

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended September 30, 2024 (unaudited)

Philotimo Focused Growth and Income Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsSeptember 30, 2024 (unaudited)

		Shares	Value
68.52%	COMMON STOCKS

30.58%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Ltd.(A)	2,500,409	$1,417,495
	Barnes & Noble Education, Inc.(A)	600,428	5,559,963
	Caesars Entertainment, Inc.(A)	120,000	5,008,800
	CDON AB(A)	367,676	2,353,219
	Haverty Furniture Cos., Inc.	58,204	1,598,864
	Inspired Entertainment, Inc.(A)	305,616	2,833,060
	Lazydays Holdings, Inc.(A)	3	5
	Natuzzi S.p.A(A)	330,648	1,438,319
	The RealReal, Inc(A)	2,368,860	7,438,220
			27,647,945

8.00%	DIVERSIFIED
	Duff & Phelps Utility and Infrastructure Fund, Inc.	273,222	3,207,626
	Eaton Vance Limited Duration Income Fund	229,225	2,409,155
	Nuveen Preferred & Income Opportunities Fund	200,000	1,614,000
			7,230,781

7.55%	FINANCIALS
	EZCorp, Inc. Class A(A)	503,545	5,644,739
	U.S. Global Investors, Inc.	456,885	1,178,763
			6,823,502
1.05%	HEALTH CARE
	biote Corp.(A)	170,200	949,716

9.60%	INFORMATION TECHNOLOGY
	Allot Ltd.(A)	699,820	2,078,465
	Data I/O Corp.(A)	327,401	841,421
	eGain Corp.(A)	560,459	2,858,341
	Immersion Corporation	325,000	2,899,000
			8,677,227

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Shares	Value
11.74%	REAL ESTATE
	Compass, Inc.(A)	1,500,351	$9,167,145
	The One Group Hospitality, Inc.(A)	393,975	1,449,828
			10,616,973

68.52%	TOTAL COMMON STOCKS		61,946,144
	(Cost: $65,474,401)

1.05%	PREFERRED STOCK
	Fossil Group, Inc. 7.000%	69,381	944,969

1.05%	TOTAL PREFERRED STOCK		944,969
	(Cost: $1,015,259)

		Principal	Value
29.20%	BONDS

26.34%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%^ (ICE LIBOR USD 3 Month +3.102%)	1,000,000	1,051,728
	Bank of America Corp. 11/02/2029 6.000%	140,000	139,327
	Bank of Montreal 11/26/2084 7.300%^ (CME Term SOFR 3 Month +2.619110%)	1,000,000	1,055,180
	Bank of Nova Scotia 01/27/2084 8.000%^ (US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)	2,000,000	2,151,700
	The Charles Schwab Corp Perpetual 4.000%^ (US Treasury Yield Curve Rate Constant Maturity 5 Year +3.010%)	500,000	479,595
	Citigroup Global Markets 01/22/2035 0.000%(A)	300,000	235,920
	Citigroup Global Markets 10/01/2040 7.250%(A)	84,000	63,126
	Citigroup Global Markets 03/19/2041 10.500%	120,000	86,652

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

	Principal	Value
Citigroup, Inc. Perpetual 7.000%^ (US Treasury Yield Curve Rate Constant Maturity 5 Year +2.767%)	1,350,000	$1,446,525
Citizens Financial Group, Inc. Perpetual 8.008%^ (ICE LIBOR USD 3 Month +3.033%)	1,555,000	1,543,269
Comerica, Inc. Perpetual 5.625%^ (CME Term SOFR 3 Month +3.295%)	1,700,000	1,687,250
EZCorp, Inc. 05/01/2025 2.375%	1,000,000	978,861
Fifth Third Bancorp Perpetual 4.500%	2,000,000	1,977,008
Fifth Third Bancorp Perpetual 7.898%	560,000	557,900
Goldman Sachs Capital III Perpetual 6.047%^ (ICE LIBOR USD 3 Month +0.770%)	445,000	367,895
The Goldman Sachs Group, Inc 11/04/2032 7.000%	1,000,000	1,001,368
HSBC USA, Inc. 01/30/2030 0.000%(A)	145,000	147,117
Lincoln National Corp. 05/17/2066 7.721%^ (ICE LIBOR USD 3 Month +2.358%)	450,000	354,033
Lloyd’s Banking Group plc Perpetual 6.750%	1,000,000	999,500
Morgan Stanley 03/31/2035 0.000%(A)	95,000	59,850
Nationwide Financial Services 05/15/2037 6.750%^ (US Treasury Yield Curve Rate Constant Maturity 5 Year +4.215%)	2,975,000	3,042,669
Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,068,755
Truist Financial Corp. Perpetual 8.310%	1,750,000	1,749,288
Wells Fargo & Co. 11/14/2027 6.000%	5,000	4,966
Wells Fargo & Co. Perpetual 6.850%^ (CME Term SOFR 3 Month +1.036%)	1,500,000	1,565,555

		23,815,037

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Principal	Value
2.86%	Government
	Farm Credit Bank of Texas Perpetual 7.750%	1,500,000	$1,582,770
	Federal Farm Credit Bank 05/10/2038 6.100%(A)	1,000,000	1,000,131
			2,582,901

29.20%	TOTAL BONDS		26,397,938
	(Cost: $25,564,103)
		Shares	Value
2.25%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.790%(B) (Cost: $2,031,645)	2,031,645	2,031,645

101.02%	TOTAL INVESTMENTS
	(Cost: $94,085,408)		91,320,696
(1.02%)	Liabilities in excess of other assets		(918,625)
100.00%	NET ASSETS		$90,402,071

^Rate is determined periodically. Rate shown is the rate as of September 30, 2024.

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Statement of Assets and LiabilitiesSeptember 30, 2024 (unaudited)

ASSETS
Investments at value (cost of $94,085,408) (Note 1)	$91,320,696
Receivable for investments sold	8,369
Receivable for capital stock sold	36
Interest and dividends receivable	301,956
Prepaid expenses	27,919
TOTAL ASSETS	91,658,976

LIABILITIES
Payable for investments purchased	1,108,463
Accrued investment advisory fees	78,682
Accrued 12b-1 fees	47,329
Accrued administration, accounting and transfer agent fees	16,351
Other accrued expenses	6,080
TOTAL LIABILITIES	1,256,905
NET ASSETS	$90,402,071

Net Assets Consist of:
Paid-in-capital applicable to 10,251,402 no par value shares of beneficial interest outstanding, unlimited shares authorized	$95,920,051
Distributable earnings (accumulated deficits)	(5,517,980)
Net Assets	$90,402,071

NET ASSET VALUE PER SHARE
Net Assets	$90,402,071
Shares Outstanding	10,251,402
Net Asset Value Per Share Offering, and Redemption Price	$8.82

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Statement of OperationsFor the Six Months Ended September 30, 2024
                (unaudited)

INVESTMENT INCOME
Dividends	$206,242
Interest	1,310,560
Total investment income	1,516,802

EXPENSES
Investment advisory fees (Note 2)	443,391
12b-1 fees (Note 2)	14,726
Recordkeeping and administrative services (Note 2)	40,361
Accounting fees (Note 2)	24,724
Custody fees	5,568
Transfer agent fees (Note 2)	18,743
Legal fees	10,948
Professional fees	9,216
Filing and registration fees	9,375
Trustee fees	6,761
Compliance fees (Note 2)	4,796
Shareholder reports	10,561
Shareholder servicing (Note 2)	44,334
Insurance	1,552
Other	9,461
Total expenses	654,517
Recovery of previously waived advisory fees (Note 2)	19,388
Net expenses	673,905

Net investment income (loss)	842,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	652,412
Net realized gain (loss) on foreign currency transactions	347
Change in unrealized appreciation (depreciation) of investments	(2,869,094)
Net realized and unrealized gain (loss) on investments	(2,216,335)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,373,438)

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$842,897	$1,845,210
Net realized gain (loss) on investments and foreign currency transactions	652,759	(4,652,552)
Change in unrealized appreciation (depreciation) of investments	(2,869,094)	5,581,458
Increase (decrease) in net assets from operations	(1,373,438)	2,774,116

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(726,372)
Decrease in net assets from distributions	—	(726,372)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,741,939	13,026,110
Shares reinvested	—	726,372
Shares redeemed	(2,334,319)	(2,352,471)
Increase (decrease) in net assets from capital stock transactions	407,620	11,400,011

NET ASSETS
Increase (decrease) during period	(965,818)	13,447,755
Beginning of period	91,367,889	77,920,134
End of period	$90,402,071	$91,367,889

See Notes to Financial Statements

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended September 30, 2024 (unaudited)						August 20, 2021(2) through March 31, 2022
			Years Ended March 31,
			2024		2023

Net asset value, beginning of period	$8.95		$8.76		$10.02		$10.00

Investment activities
Net investment income (loss)(1)	0.08		0.20		0.08		0.08
Net realized and unrealized gain (loss) on investments	(0.21)		0.07		(0.83)		0.08
Total from investment activities	(0.13)		0.27		(0.75)		0.16
Distributions
Net investment income	—		(0.08)		—	(3)	(0.07)
Net realized gain	—		—		(0.21)		(0.07)
Return of capital	—		—		(0.30)		—
Total distributions	—		(0.08)		(0.51)		(0.14)

Net asset value, end of period	$8.82		$8.95		$8.76		$10.02	(4)

Total Return(5)	(1.45%)		3.05%		(7.36%)		1.57%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	1.52%		1.64%	(8)	1.60%	(8)	1.70%
Expenses, net of waiver or recovery (Note 2)	1.52%	(7)	1.59%	(8)	1.59%	(8)	1.50%
Net investment income	1.90%		2.31%		0.97%		1.36%
Portfolio turnover rate(5)	61.68%		76.00%		128.74%		117.87%
Net assets, end of period (000’s)	$90,402		$91,368		$77,920		$58,611

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3) Less than 0.005 per share.

(4)Adjusted to conform with accounting principles generally accepted in the United States of America.

(5)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(6)Ratios to average net assets have been annualized for periods less than one year.

(7)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.04% for the six months ended September 30, 2024

(8)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 1.60% and 1.55%, respectively for the year ended March 31, 2024; and 1.53% and 1.52%, respectively for the year ended March 31, 2023.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial StatementsSeptember 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. If available, debt securities (other than short-term obligations) are priced based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates market value. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Kanen Wealth Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,946,144	$—	$—	$61,946,144
Preferred Stock	944,969	—	—	944,969
Bonds	—	26,397,938	—	23,397,938
Money Market Fund	2,031,645	—	—	2,031,645
	$64,922,758	$26,397,938	$—	$91,320,696

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the six months ended September 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30, 2024, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), the Advisor provides investment advisory services to the Fund for an annual fee of 1.00% of the Fund’s daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2025 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2025 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

During the six months ended September 30, 2024, the advisory fees earned, waived and recoupment of previously waived fees under the expense limitation agreement were as follows:

Advisory Fees Earned	Advisory Fees Waived	Recoupment of Previously Waived Fees by Advisor
$443,392	$–	$19,388

The total amounts of recoverable waivers and reimbursements as of September 30, 2024 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2025	2026	2027	Total
$29,317	$5,780	$40,334	$75,431

The Fund had adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund was authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. The Board of Trustees has adopted a resolution to discontinue accrual of fees under the Rule 12b-1 Plan at this time, although the Board may authorize fee payments by the Fund pursuant to the Rule 12b-1 Plan in the future. Prior to July 31, 2024, the Fund paid a maximum 0.05% of its daily net assets pursuant to the 12b-1 Plan.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

For the six months ended September 30, 2024, the following fees were incurred:

Type of Plan	Fees Incurred
12b-1	$14,726
Shareholder Services	44,334

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2024, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$38,089	$18,614	$16,567

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended September 30, 2024, Watermark received $4,796 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2024 were as follows:

Purchases	Sales
$64,373,756	$52,080,189

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

Distributions paid from:	Six months ended September 30, 2024	Year ended March 31, 2024
Ordinary income	$—	$726,372
	$—	$726,372

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income	$2,473,657
Accumulated net realized gain (loss)	(5,226,925)
Net unrealized appreciation (depreciation)	(2,764,712)
$(5,517,980)

As of September 30, 2024, cost of securities for Federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$94,085,408	$8,779,148	$(11,543,860)	$(2,764,712)

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2024 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended September 30, 2024	Year ended March 31, 2024
Shares sold	313,427	1,501,530
Shares reinvested	—	82,355
Shares redeemed	(269,334)	(273,209)
Net increase (decrease)	44,093	1,310,676

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

Philotimo Focused Growth and Income Fund

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648
	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	–	–	–
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.